Leases - Schedule of Lease (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Schedule of Lease [Abstract]
Operating lease cost	$ 37,386	$ 30,425	$ 45,869
Other Information
Cash paid for amounts included in the measurement of lease liabilities	$ 37,043	$ 30,435	$ 44,654
Weighted average remaining lease term – operating leases (in years)	2 years 5 months 19 days	4 years 7 months 20 days	1 year 6 months 14 days
Average discount rate – operating lease	3.25%	3.75%	3.73%
Right-of-use assets	$ 180,243	$ 70,739
Operating lease liabilities, current	104,254	17,573
Operating lease liabilities, non-current	75,915	52,745
Total operating lease liabilities	$ 180,169	$ 70,318